Financial Instruments (Details) - Schedule of Exposure to Foreign Currency Changes for All Other Currencies is Not Material - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of Exposure to Foreign Currency Changes for All Other Currencies is Not Material [Line Items]
Increase/decrease in EUR rate	5.00%	5.00%
Effect on profit before tax	£ 8,613	£ 1,336
Effect on pre-tax equity	£ 6,516	£ 1,170
2022 [member]
Financial Instruments (Details) - Schedule of Exposure to Foreign Currency Changes for All Other Currencies is Not Material [Line Items]
Increase/decrease in EUR rate	5.00%
Effect on profit before tax	£ (8,613)
Effect on pre-tax equity	£ (6,516)
2021 [member]
Financial Instruments (Details) - Schedule of Exposure to Foreign Currency Changes for All Other Currencies is Not Material [Line Items]
Increase/decrease in EUR rate		5.00%
Effect on profit before tax		£ (1,336)
Effect on pre-tax equity		£ (1,170)